Cover	Jan. 17, 2020
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2020
Entity File Number	1-13130
Entity Registrant Name	LIBERTY PROPERTY TRUST
Entity Central Index Key	0000921112
Entity Tax Identification Number	23-7768996
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	650 E. Swedesford Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	648-1700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.001 par value
Trading Symbol	LPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Liberty Property Limited Partnership [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity File Number	1-13132
Entity Registrant Name	LIBERTY PROPERTY LIMITED PARTNERSHIP
Entity Central Index Key	0000921113
Entity Tax Identification Number	23-2766549
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 E. Swedesford Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	648-1700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false